Derivatives - Income recorded in relation to derivatives (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of contract derivative, net	$ (1,435)	$ 0
Realized gains on contract derivatives, net	103	0
Contract derivative.
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of contract derivative, net	1,435	0
Realized gains on contract derivatives, net	$ 103	$ 0